John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 88.1% (60.5% of Total investments)		$790,349,699
(Cost $534,190,071)
Communication services 2.7%		23,833,510
Diversified telecommunication services 2.5%
AT&T, Inc.	550,000	10,329,000
Verizon Communications, Inc.	249,160	11,508,700
Entertainment 0.2%
Warner Brothers Discovery, Inc. (A)	133,054	1,995,810
Consumer staples 1.2%		10,492,200
Tobacco 1.2%
Philip Morris International, Inc. (B)(C)	108,000	10,492,200
Energy 13.8%		123,601,344
Oil, gas and consumable fuels 13.8%
BP PLC, ADR	845,450	24,839,321
DT Midstream, Inc.	90,000	4,952,700
Enbridge, Inc. (B)(C)	347,106	15,595,473
Equitrans Midstream Corp.	420,000	3,297,000
Kinder Morgan, Inc.	1,105,000	19,878,950
ONEOK, Inc.	305,000	18,220,700
The Williams Companies, Inc.	1,080,000	36,817,200
Financials 5.5%		49,762,436
Banks 3.4%
Huntington Bancshares, Inc.	1,000,000	13,290,000
PacWest Bancorp (B)(C)	309,459	8,674,136
Umpqua Holdings Corp.	480,000	8,452,800
Capital markets 2.1%
Ares Management Corp., Class A	270,000	19,345,500
Utilities 64.9%		582,660,209
Electric utilities 30.7%
Alliant Energy Corp.	360,000	21,934,800
American Electric Power Company, Inc.	375,000	36,960,000
Constellation Energy Corp. (B)(C)	150,000	9,915,000
Duke Energy Corp. (B)(C)	270,000	29,681,100
Entergy Corp. (B)(C)	218,000	25,098,340
Eversource Energy (B)(C)	273,227	24,104,086
Exelon Corp.	195,000	9,065,550
FirstEnergy Corp. (B)(C)	510,000	20,961,000
OGE Energy Corp.	610,000	25,058,800
Pinnacle West Capital Corp.	50,000	3,673,500
PPL Corp.	775,000	22,537,000
The Southern Company (B)(C)	405,000	31,140,450
Xcel Energy, Inc.	207,000	15,148,260
Gas utilities 3.4%
Spire, Inc. (B)(C)	235,000	17,681,400
UGI Corp.	310,000	13,379,600
Independent power and renewable electricity producers 3.1%
NextEra Energy Partners LP	125,000	10,342,500
The AES Corp. (C)	800,000	17,776,000
Multi-utilities 27.7%
Algonquin Power & Utilities Corp.	275,000	12,617,000
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Ameren Corp. (B)(C)	330,000	$30,729,600
Black Hills Corp. (B)(C)	394,775	30,476,630
CenterPoint Energy, Inc. (B)(C)	1,335,923	42,335,398
Dominion Energy, Inc. (B)(C)	389,814	31,956,952
DTE Energy Company (B)(C)	180,000	23,454,000
National Grid PLC, ADR (B)(C)	201,583	14,032,193
NiSource, Inc.	950,000	28,880,000
Public Service Enterprise Group, Inc.	275,000	18,059,250

Sempra Energy	94,462	15,661,800
Preferred securities 32.5% (22.3% of Total investments)		$291,446,555
(Cost $289,684,041)
Communication services 2.0%		18,138,634
Media 0.9%
Paramount Global, 5.750%	215,000	8,305,450
Wireless telecommunication services 1.1%
Telephone & Data Systems, Inc., 6.625% (C)	410,400	9,833,184
Energy 0.6%		5,359,200
Oil, gas and consumable fuels 0.6%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (C)	210,000	5,359,200
Financials 10.3%		92,752,793
Banks 6.6%
Bank of America Corp., 7.250%	7,000	8,708,350
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (C)	210,854	5,593,957
Fifth Third Bancorp, 6.000% (C)	400,000	10,212,000
First Republic Bank, 4.000% (C)	332,000	6,095,520
PacWest Bancorp (7.750% to 9-1-27, then 5 Year CMT + 4.820%) (A)(C)	353,000	9,142,700
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (C)	188,000	4,807,160
The PNC Financial Services Group, Inc. (3 month LIBOR + 4.067%), 5.354% (C)(D)	40,000	1,010,800
Wells Fargo & Company, 7.500%	11,000	13,959,000
Capital markets 1.9%
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	220,000	5,825,600
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (C)	395,862	10,391,378
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	643,750
Insurance 1.8%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (C)	164,125	4,216,371
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	9,542,207
Brighthouse Financial, Inc., 6.600% (C)	100,000	2,604,000
Health care 1.2%		10,500,000
Health care equipment and supplies 1.2%
Becton, Dickinson and Company, 6.000%	210,000	10,500,000
Utilities 18.4%		164,695,928
Electric utilities 9.2%
American Electric Power Company, Inc., 6.125%	300,000	16,584,000
Duke Energy Corp., 5.750% (C)	200,000	5,300,000
NextEra Energy, Inc., 5.279%	115,000	6,031,750
NextEra Energy, Inc., 6.219%	450,000	23,796,000
PG&E Corp., 5.500%	105,000	10,902,150
SCE Trust II, 5.100% (C)	591,973	12,082,169
SCE Trust VI, 5.000% (C)	44,652	890,807
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
The Southern Company, 6.750%	116,050	$6,517,368
Gas utilities 2.7%
South Jersey Industries, Inc., 8.750%	200,000	13,786,000
Spire, Inc., 5.900% (C)	219,650	5,572,521
Spire, Inc., 7.500%	91,500	4,890,675
Independent power and renewable electricity producers 0.9%
The AES Corp., 6.875%	90,000	8,168,400
Multi-utilities 5.6%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (C)	200,000	5,102,000
DTE Energy Company, 6.250%	224,000	11,565,120
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (C)	210,000	4,840,500
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (C)	250,000	6,670,000
NiSource, Inc., 7.750%	177,300	20,861,118
Sempra Energy, 5.750% (C)	45,000	1,135,350

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 24.8% (17.0% of Total investments)				$222,581,521
(Cost $238,395,366)
Consumer discretionary 1.8%				16,235,139
Automobiles 1.8%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(C)(E)	5.700	09-30-30	10,750,000	10,185,625
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (E)	6.500	09-30-28	6,600,000	6,049,514
Financials 18.4%				164,787,042
Banks 13.7%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (C)(E)	5.875	03-15-28	10,025,000	9,486,156
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (C)(E)	6.125	04-27-27	15,690,000	15,768,450
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (E)	7.375	08-19-25	13,000,000	13,517,063
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (E)	6.000	07-06-23	13,000,000	11,347,849
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (E)	6.375	04-06-24	13,500,000	12,134,004
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (B)(C)(E)	5.625	07-01-25	5,000,000	5,137,500
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (E)	5.625	07-15-30	5,000,000	4,950,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (E)	5.700	04-15-23	3,000,000	2,720,310
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)(E)	6.750	02-01-24	3,999,000	4,108,973
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	11,500,000	11,617,914
NatWest Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (E)	8.000	08-10-25	8,624,000	8,904,280
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (E)	4.100	02-15-31	9,000,000	6,999,300
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (C)(E)	6.000	05-15-27	14,000,000	14,087,500
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(E)	5.900	06-15-24	2,000,000	1,898,570
Capital markets 0.7%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(C)(E)	5.375	06-01-25	6,400,000	6,498,560
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 1.9%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (E)	3.550	09-15-26	10,500,000	$9,229,500
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (B)(C)(E)	6.125	06-23-25	7,200,000	7,351,367
Insurance 2.1%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)(C)(E)	6.000	06-01-25	6,500,000	6,597,428
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (E)	5.875	03-15-28	1,000,000	975,123
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (E)(F)	7.000	05-13-25	13,975,000	11,457,195
Utilities 4.6%				41,559,340
Electric utilities 1.3%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (E)	5.000	12-15-26	3,952,000	3,333,842
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (E)	5.375	03-15-26	9,500,000	8,185,771
Independent power and renewable electricity producers 1.4%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (E)(F)	7.000	12-15-26	5,000,000	4,649,700
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (E)(F)	8.000	10-15-26	8,210,000	7,953,438
Multi-utilities 1.9%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)(C)(E)	6.125	09-01-23	10,750,000	9,701,629
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (E)	4.350	01-15-27	8,500,000	7,734,960

	Par value^	Value
Short-term investments 0.3% (0.2% of Total investments)		$2,735,000
(Cost $2,735,000)
Repurchase agreement 0.3%		2,735,000
Repurchase Agreement with State Street Corp. dated 7-29-22 at 0.450% to be repurchased at $2,735,103 on 8-1-22, collateralized by $2,807,500 U.S. Treasury Notes, 2.125% due 3-31-24 (valued at $2,789,774)	2,735,000	2,735,000

Total investments (Cost $1,065,004,478) 145.7%	$1,307,112,775
Other assets and liabilities, net (45.7%)	(409,979,854)
Total net assets 100.0%	$897,132,921

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-22 was $486,651,468. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $317,687,517.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Sep 2022	$(117,582,904)	$(118,717,813)	$(1,134,909)
						$(1,134,909)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(364,967)	$(364,967)
								—	$(364,967)	$(364,967)

(a)	At 7-31-22, the 3 month LIBOR was 2.788%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$790,349,699	$790,349,699	—	—
Preferred securities
Communication services	18,138,634	18,138,634	—	—
Energy	5,359,200	5,359,200	—	—
Financials	92,752,793	92,752,793	—	—
Health care	10,500,000	10,500,000	—	—
Utilities	164,695,928	159,855,428	$4,840,500	—
Corporate bonds	222,581,521	—	222,581,521	—
Short-term investments	2,735,000	—	2,735,000	—
Total investments in securities	$1,307,112,775	$1,076,955,754	$230,157,021	—
Derivatives:
Liabilities
Futures	$(1,134,909)	$(1,134,909)	—	—
Swap contracts	(364,967)	—	$(364,967)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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